Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 002 [Member]
EBP, Accounting Policy [Line Items]
EBP, Note Receivable from Participant, Allowance for Credit Loss	$ 0	$ 0